Related Parties Balances and Transactions (Details) - Schedule of related party balances - CNY (¥) ¥ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Amounts due from related parties:
Amounts due from related parties		¥ 24,801	¥ 53,495
Amounts due to related parties:
Amounts due to related parties		92,737	43,251
Guangdong Advertising Co., Ltd [Member]
Amounts due from related parties:
Amounts due from related parties	[1]	2,529	36,381
Youxiang Group [Member]
Amounts due from related parties:
Amounts due from related parties	[2]	21,778	15,483
Amounts due to related parties:
Amounts due to related parties	[3]	67,669	34,032
Other [Member]
Amounts due from related parties:
Amounts due from related parties	[4]	494	1,631
Amounts due to related parties:
Amounts due to related parties		1,651	10
Angela Bai [Member]
Amounts due to related parties:
Amounts due to related parties	[5]	4,750
Guangdong Marketing Advertising Group [Member]
Amounts due to related parties:
Amounts due to related parties	[6]	¥ 18,667	¥ 9,209

[1]	Amounts due from Guangdong Advertising Co., Ltd. are marketing service fee receivable and prepaid advertising fee.
[2]	Amounts due from Youxiang Group are construction fee and rental deposits.
[3]	Amounts due to Youxiang Group are accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%.
[4]	Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.
[5]	In August 2020, Angela Bai, spouse of Dr. Daqing Mao, extended two loans of US$1,100 and RMB8,000 to the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of January 4, 2021, and the other had an interest rate of 4.785% per annum with a maturity date of August 15, 2021. In October 2020, Angela Bai, lent another loan of RMB 1,500 with interest rate of 4.785% and a maturity date of January 5, 2021 to the Group. During the year ended December 31, 2020, the Group repaid US$1,100, RMB 4,000, and RMB 750 of the USD1,100 loan, RMB 8,000 loan, and RMB 1,500 loan, respectively. As of December 31, 2020, the amount due to Angela Bai was RMB4.75 million.
[6]	Amounts due to Guangdong Marketing Advertising Group are accounts payable for advertisement distribution services.